Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Properties
Impairment of unproved properties for leases expired or expected to expire					$ 13,000,000	$ 11,100,000	$ 35,900,000
Period of deferrment of significant costs, pending proved reserves					1 year
Depreciation, depletion, and amortization expense for oil and gas properties					181,700,000	164,000,000	124,300,000
Other Property and Equipment
Depreciation expense	52,589,000	22,321,000	92,953,000	38,431,000	102,026,000	55,716,000	18,522,000
Deferred Financing Costs
Unamortized deferred financing costs included in other long-term assets					28,100,000
Amounts amortized and the write-off of previously deferred debt issuance costs					5,200,000	3,800,000	4,100,000
Gathering Systems and Facilities
Other Property and Equipment
Estimated useful life					P20Y
Depreciation expense					7,400,000	5,500,000	8,800,000
Other property and equipment
Other Property and Equipment
Depreciation expense					$ 1,700,000	$ 1,000,000	$ 800,000
Other property and equipment | Minimum
Other Property and Equipment
Estimated useful life					P3Y
Other property and equipment | Maximum
Other Property and Equipment
Estimated useful life					P5Y